PROPERTY AND EQUIPMENT - Summary of Property and Plant Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,978	$ 2,696
Less accumulated depreciation	(1,383)	(907)
Property and equipment, net	1,595	1,789
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,406	2,160
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 572	$ 536